Shareholder's Equity (Details)	10 Months Ended
Dec. 31, 2020 $ / shares shares
Shareholder's Equity (Details) [Line Items]
Preference shares, authorized	1,000,000
Preference shares, par value (in Dollars per share) | $ / shares	$ 0.0001
Business combination, warrants expire	5 years
Temporary Equity, Shares Outstanding	48,705,098
Warrant [Member]
Shareholder's Equity (Details) [Line Items]
Description of warrant redemption	Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00—Once the warrants become exercisable, the Company may redeem the outstanding Public Warrants: ● in whole and not in part; ● at a price of $0.01 per warrant; ● upon not less than 30 days’ prior written notice of redemption; ● to each warrant holder; and ● if, and only if, the last reported sale price of the Class A ordinary shares for any 20 trading days within a 30 trading day period ending three business days before sending the notice of redemption to warrant holders (the “Reference Value”) equals or exceeds $18.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like).
Warrant One [Member]
Shareholder's Equity (Details) [Line Items]
Description of warrant redemption	Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00—Once the warrants become exercisable, the Company may redeem the outstanding warrants: ● in whole and not in part; ● at $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares determined, based on the redemption date and the “fair market value” of the Class A ordinary shares; ● if, and only if, the Reference Value (as defined in the above under “Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00”) equals or exceeds $10.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like); and ● if the Reference Value is less than $18.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) the private placement warrants must also be concurrently called for redemption on the same terms (except as described below with respect to a holder’s ability to cashless exercise its warrants) as the outstanding public warrants, as described above.
Common Class A [Member]
Shareholder's Equity (Details) [Line Items]
Common stock, share authorized	200,000,000
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Common stock, share issued	2,149,902
Common stock, share outstanding	2,149,902
Business combination related, description	In addition, if (x) the Company issues additional Class A ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per Class A ordinary share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination, and (z) the volume weighted average trading price of the Class A ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates a Business Combination (such price, the “Market Value”) is below $9.20 per share, then the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $10.00 and $18.00 per share redemption trigger prices described above adjacent to “Redemption of warrants when the price per Class A ordinary share equals or exceeds $10.00” and “Redemption of warrants when the price per Class A ordinary share equals or exceeds $18.00” will be adjusted (to the nearest cent) to be equal to 100% and 180% of the higher of the Market Value and the Newly Issued Price, respectively.
Temporary Equity, Shares Outstanding	48,705,098
Common Class B [Member]
Shareholder's Equity (Details) [Line Items]
Common stock, share authorized	20,000,000
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Common stock, share issued	12,713,750
Common stock, share outstanding	12,713,750
Common Class B [Member] | Over-Allotment Option [Member]
Shareholder's Equity (Details) [Line Items]
Common stock issued and outstanding, percentage	20.00%